Financial risk management - Fair values (Tables)	6 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Financial Assets and Liabilities
Financial assets and liabilities

	IFRS 13 Fair value hierarchy Level	IFRS 9 Classification	31 Dec 2019 US$M	30 June 2019 US$M
Fair value hierarchy (1)
Current cross currency and interest rate swaps	2	Fair value through profit or loss	11	15
Current other derivative contracts (2)	2,3	Fair value through profit or loss	33	57
Current other investments (3)	1,2	Fair value through profit or loss	10	15
Non-current cross currency and interest rate swaps	2	Fair value through profit or loss	696	739
Non-current other derivative contracts (2)	2,3	Fair value through profit or loss	192	180
Non-current investment in shares	3	Fair value through other comprehensive income	33	34
Non-current investment in shares	3	Fair value through profit or loss	–	6
Non-current other investments (3)(4)	1,2,3	Fair value through profit or loss	344	344

Total other financial assets			1,319	1,390
Cash and cash equivalents		Amortised cost	14,321	15,613
Trade and other receivables (5)		Amortised cost	2,014	1,929
Provisionally priced trade receivables	2	Fair value through profit or loss	1,331	1,446
Loans to equity accounted investments		Amortised cost	40	33

Total financial assets			19,025	20,411

Non-financial assets			83,265	80,450

Total assets			102,290	100,861

Current cross currency and interest rate swaps	2	Fair value through profit or loss	210	63
Current other derivative contracts (2)	2,3	Fair value through profit or loss	153	64
Non-current cross currency and interest rate swaps	2	Fair value through profit or loss	730	895
Non-current other derivative contracts (2)	2,3	Fair value through profit or loss	1	1

Total other financial liabilities			1,094	1,023
Trade and other payables (6)		Amortised cost	5,339	6,283
Provisionally priced trade payables	2	Fair value through profit or loss	354	277
Bank overdrafts and short-term borrowings (7)		Amortised cost	–	20
Bank loans (7)		Amortised cost	2,694	2,498
Notes and debentures (7)		Amortised cost	21,534	21,529
Leases liabilities		Amortised cost	2,578	715
Other (7)		Amortised cost	2	66

Total financial liabilities			33,595	32,411

Non-financial liabilities			16,277	16,626

Total liabilities			49,872	49,037

(1)
All of the Group’s financial assets and financial liabilities recognised at fair value were valued using market observable inputs categorised as Level 2 with the exception of the specified items in the following footnotes.

(2)
Includes other derivative contracts of US$
219
 million (30 June 2019: US$200 million) categorised as Level 3. Significant items are derivatives embedded in physical commodity purchase and sales contracts of gas in Trinidad and Tobago with net assets fair value of US$
2
2
0
million (30 June 2019: US$202 million).

(3)
Includes investments held by BHP Foundation which are restricted and not available for general use by the Group of US$
303
million (30 June 2019: US$309 million) of which other investments (US Treasury Notes) of US$
121
million is categorised as Level 1 (30 June 2019: US$128 million).

(4)	Includes other investments of US$ 46 million (30 June 2019: US$47 million) categorised as Level 3.
(5)	Excludes input taxes of US$ 464 million (30 June 2019: US$367 million) included in other receivables.
(6)	Excludes input taxes of US$ 110 million (30 June 2019: US$162 million) included in other payables.
(7)	All interest bearing liabilities, excluding lease liabilities , are unsecured.